Loans Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Loans Receivable [Abstract]
Schedule of Loan Agreement
	December 31,	December 31,
	2025	2024
Loan to Cellen Life Sciences Limited (a)	$—	$503,493
Loan to an arm’s length party (b)	—	83,357
Loan to First Towers & Fiber Corp. (c)	—	352,953
Advances to Halo (d)	—	15,219
	$—	$955,022

(a)	On November 10, 2022, the Company entered into an agreement (the “Loan Restructuring Agreement”) with Cellen Life Sciences Limited and Cellen Biotech Limited (collectively referred to as “Cellen”) which entails the restructuring of the payment terms applicable to the $500,000 loan payable by Cellen to the Company pursuant to a Bridge Loan Facility Agreement previously entered into on December 2, 2021. In terms of the Loan Restructuring Agreement, Cellen shall repay the $500,000 by no later than the fourth anniversary of the Loan Restructuring Agreement, namely by November 10, 2026. The loan shall not bear interest until the 2nd anniversary (namely November 10, 2024) of the Loan Restructuring Agreement, where thereafter, it shall bear interest at a rate of 5% per annum on the principal amount of the loan ($500,000). The loan is secured over the assets of Cellen. During the year ended December 31, 2025, the Company no longer controlled Canmart and as a result, the Company derecognized all assets and liabilities at their book values on May 30, 2025. The Company wrote down this loan with a net book value of $503,493 to $nil (note 6).

Schedule of Loans Receivable Recognized

The details of the loans receivable recognized as at December 31, 2025 are as follows:

Balance, December 31, 2024	$955,022
Addition	643,030
Interest Receivable	92,638
Cash payment	(347)
Impact on loss of control of Canmart	(592,713)
Termination of loans to First Towers’ including interest, pursuant to the acquisition	(868,591)
Write-off of loans to Halo	(235,686)
Movement in exchange rates	6,647
Balance, December 31, 2025	$–

The details of the loans receivable recognized as at December 31, 2025 are as follows:

Balance, December 31, 2023	$593,232
Addition	366,602
Interest Receivable	6,446
Movement in exchange rates	(11,258)
Balance, December 31, 2024	955,022
Addition	643,030
Interest Receivable	92,638
Cash payment	(347)
Impact on loss of control of Canmart	(592,713)
Termination of loans to First Towers’ including interest, pursuant to the acquisition	(868,591)
Write-off of loans to Halo	(235,686)
Movement in exchange rates	6,647
Balance, December 31, 2025	$—

Schedule of Current and Non Current Loan Receivable
	Maturity	December 31, 2025	December 31, 2024
Current	2025	$—	$451,529
Non-current	2026	—	503,493
		$—	$955,022